Cover	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Central Index Key	0001326160
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Carolinas [Member]
Document Information [Line Items]
Entity File Number	1-4928
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Tax Identification Number	56-0205520
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Duke Energy Progress [Member]
Document Information [Line Items]
Entity File Number	1-3382
Entity Registrant Name	DUKE ENERGY PROGRESS, LLC
Entity Tax Identification Number	56-0165465
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	411 Fayetteville Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601
City Area Code	800
Local Phone Number	488-3853
Duke Energy Florida [Member]
Document Information [Line Items]
Entity File Number	1-3274
Entity Registrant Name	DUKE ENERGY FLORIDA, LLC
Entity Tax Identification Number	59-0247770
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	299 First Avenue North
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	800
Local Phone Number	488-3853
Duke Energy Ohio [Member]
Document Information [Line Items]
Entity File Number	1-1232
Entity Registrant Name	DUKE ENERGY OHIO, INC.
Entity Tax Identification Number	31-0240030
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	139 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	800
Local Phone Number	488-3853
Duke Energy Indiana [Member]
Document Information [Line Items]
Entity File Number	1-3543
Entity Registrant Name	DUKE ENERGY INDIANA, LLC
Entity Tax Identification Number	35-0594457
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	1000 East Main Street
Entity Address, City or Town	Plainfield
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46168
City Area Code	800
Local Phone Number	488-3853
Piedmont Natural Gas Company [Member]
Document Information [Line Items]
Entity File Number	1-6196
Entity Registrant Name	PIEDMONT NATURAL GAS COMPANY, INC.
Entity Tax Identification Number	56-0556998
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5.625 Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures due September 15, 2078
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depositary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	DUK PR A
Security Exchange Name	NYSE
3.10% Senior Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.10% Senior Notes due 2028
Trading Symbol	DUK 28A
Security Exchange Name	NYSE
3.85% Senior Notes due 2034 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.85% Senior Notes due 2034
Trading Symbol	DUK 34
Security Exchange Name	NYSE
3.75% Senior Notes due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.75% Senior Notes due 2031
Trading Symbol	DUK31A
Security Exchange Name	NYSE
Corporate Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	DUKU
Security Exchange Name	NYSE